Consolidated balance sheet - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
ASSETS
Cash and non-interest-bearing deposits with banks	$ 4,754	$ 3,840
Interest-bearing deposits with banks	15,977	13,519
Securities (Note 4)	129,349	121,310
Cash collateral on securities borrowed	6,628	3,664
Securities purchased under resale agreements	57,276	56,111
Loans (Note 5)
Residential mortgages	209,792	208,652
Personal	42,960	43,651
Credit card	12,605	12,755
Business and government	129,539	125,798
Allowance for credit losses	(1,948)	(1,915)
Total loans	392,948	388,941
Other
Derivative instruments	25,251	23,895
Customers' liability under acceptances	9,505	9,167
Land, buildings and equipment	3,087	1,813
Goodwill	5,470	5,449
Software and other intangible assets	1,946	1,969
Investments in equity-accounted associates and joint ventures	576	586
Deferred tax assets	561	517
Other assets	18,790	20,823
Other miscellaneous assets	65,186	64,219
Total assets	672,118	651,604
Deposits (Note 6)
Personal	182,773	178,091
Business and government	264,775	257,502
Bank	11,928	11,224
Secured borrowings	38,423	38,895
Deposits	497,899	485,712
Obligations related to securities sold short	17,426	15,635
Cash collateral on securities lent	1,622	1,822
Obligations related to securities sold under repurchase agreements	57,140	51,801
Other
Derivative instruments	25,380	25,113
Acceptances	9,568	9,188
Deferred tax liabilities	35	38
Other liabilities	19,123	19,031
Other miscellaneous liabilities	54,106	53,370
Subordinated indebtedness	4,695	4,684
Equity
Contributed surplus	123	125
Retained earnings	21,543	20,972
Accumulated other comprehensive income (AOCI)	879	881
Total shareholders' equity	39,039	38,394
Non-controlling interests	191	186
Total equity	39,230	38,580
Total liabilities and equities	672,118	651,604
Preference shares [member]
Equity
Issued shares (Note 7)	2,825	2,825
Total equity	2,825	2,825
Common shares [member]
Equity
Issued shares (Note 7)	13,669	13,591
Total equity	$ 13,669	$ 13,591